Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 540,217	$ 306,109	$ 546,527	$ 828,837	$ 799,697	$ 696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Long-term investments - warrants held	1,172		652
Long-term investments - common shares held	86,899	$ 245,678	246,026	$ 255,076	$ 308,330	$ 255,535
Trade receivables from sales of cobalt	0		3,975
Total financial assets	647,005		812,000
Financial liabilities
Accounts payable and accrued liabilities	12,272		13,458
Lease Liabilities	5,736		6,229
Total financial liabilities	18,008		19,687
Financial liabilities at amortised cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	12,272		13,458
Lease Liabilities	5,736		6,229
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	540,217		546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	8,703		5,360
Long-term investments - warrants held	1,172		652
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	86,899		246,026
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	0		3,975
Refundable deposit - 777 PMPA	9,063		8,717
Other accounts receivable	$ 951		$ 743